Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
At cost:
Property and equipment, at cost	¥ 12,828	$ 1,834	¥ 12,181
Less: accumulated depreciation	(10,584)	(1,513)	(10,200)
Property and equipment, net	2,244	321	1,981
Computer and transmission equipment [Member]
At cost:
Property and equipment, at cost	9,753	1,394	9,839
Furniture, fixtures and office equipment [Member]
At cost:
Property and equipment, at cost	¥ 3,075	$ 440	¥ 2,342